Document and Entity Information	Nov. 06, 2023
Cover [Abstract]
Entity Registrant Name	FS KKR Capital Corp
Amendment Flag	false
Entity Central Index Key	0001422183
Document Type	8-K
Document Period End Date	Nov. 06, 2023
Entity Incorporation State Country Code	MD
Entity File Number	814-00757
Entity Tax Identification Number	26-1630040
Entity Address, Address Line One	201 Rouse Boulevard
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112
City Area Code	(215)
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	FSK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false